Administrative expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense by nature
Salaries and wages	$ 137,450	$ 106,754	$ 85,690
Pension contribution - employer	9,410	4,854	3,780
Other benefits	18,768	16,282	13,494
Share-based payment expense	13,265	11,780	8,342
Total Staff costs	178,893	139,670	111,306
Cost of sales [member]
Expense by nature
Total Staff costs	33,229	26,323	24,588
Administrative expense
Expense by nature
Share-based payment expense	13,265	11,780	8,342
Total Staff costs	145,664	113,347	86,718
Staff costs	$ 132,399	$ 101,567	$ 78,376